Distribution Reinvestment and Share Purchase Plan (Details)	Dec. 15, 2011	Dec. 31, 2010	Dec. 16, 2008	Nov. 25, 1997	Nov. 03, 1997
Distribution Reinvestment and Share Purchase Plan (Textuals) [Abstract]
Common Shares registered with Distribution Reinvestment and Share Purchase Plan (the "DRIP Plan")			5,000,000		14,000,000
Number of shares available for issuance		4,905,736
Date on which registration statement became effective			39798	35759
Registration statement, expiry date	Dec. 15, 2011
Discount range at which common shares can be purchased on a monthly basis with optional cash		0% and 5%